Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of debt rating

	Standard & Poor's	Moody's	Fitch Ratings	Japan Credit Rating
Long-term debt	BBB+	Baa1	BBB+	A
Outlook	Stable	Stable	Stable	Stable
Short-term debt	A2	P2	F2	Not applicable